                         Class A and Class B Shares of

                            AIM MID CAP EQUITY FUND
                   (A SERIES PORTFOLIO OF AIM GROWTH SERIES)

                        Supplement dated January 4, 1999
                   to the Prospectus dated September 8, 1998,
              as supplemented October 1, 1998 and October 9, 1998


This supplement supersedes and replaces in its entirety the supplement dated October 9, 1998.

The seventh paragraph under the heading "MANAGEMENT - Investment Management and Administration" on page 8 of the prospectus should be deleted in its entirety and replaced with the following:

"The investment professional primarily responsible for the portfolio management of the Fund is as follows:

                             RESPONSIBILITIES FOR               BUSINESS EXPERIENCE
    NAME/OFFICE                    THE FUND                       PAST FIVE YEARS
    -----------              --------------------               -------------------
  Ronald S. Sloan          Portfolio Manager since     Portfolio Manager for the Fund since 1998.
      Houston              1998                        He is an Investment Officer of AIM Capital.
                                                       He has been associated with AIM and/or
                                                       its subsidiaries since 1998 and has been
                                                       an investment professional since 1971.
                                                       From 1993 to 1998, Mr. Sloan was
                                                       President of Verissimo Research &
                                                       Management, Inc. He was also
                                                       Partner/Executive Vice President of Wood
                                                       Island Associates, Inc./Siebel Capital
                                                       Management, Inc. from 1981 to 1993.

 Paul J. Rasplicka         Portfolio Manager since     Portfolio Manager for the Fund since 1998.
      Houston              1998                        He is Vice President of AIM Capital.  He has
                                                       been associated with AIM and/or its
                                                       subsidiaries since 1998 and has been an
                                                       investment professional since 1982. From
                                                       1994 to 1998, Mr. Rasplicka was Vice
                                                       President and portfolio manager for
                                                       INVESCO Trust Company, an affiliate of
                                                       AIM. He was also Vice President of Chase
                                                       Investment Counsel from 1992 to 1994.

 Robert A. Shelton         Portfolio Manager since     Portfolio Manager for the Fund since 1998.
      Houston              1998                        He is an Investment Officer of AIM Capital.
                                                       He has been  associated  with AIM and/or
                                                       its subsidiaries since 1995 and has been
                                                       an investment  professional  since 1991.
                                                       Prior  to  1995,   he  was  a  financial
                                                       analyst for CS First Boston."

                                Advisor Class of

                            AIM MID CAP EQUITY FUND
                   (A SERIES PORTFOLIO OF AIM GROWTH SERIES)

                        Supplement dated January 4, 1999
                   to the Prospectus dated September 8, 1998,
               as supplemented October 1, 1998, October 9, 1998
                            and December 21, 1998


This supplement supersedes and replaces in its entirety the supplement dated October 9, 1998.

The seventh paragraph under the heading "MANAGEMENT - Investment Management and Administration" on page 8 of the prospectus should be deleted in its entirety and replaced with the following:

"The investment professional primarily responsible for the portfolio management of the Fund is as follows:

                             RESPONSIBILITIES FOR               BUSINESS EXPERIENCE
    NAME/OFFICE                    THE FUND                       PAST FIVE YEARS
    -----------              --------------------               -------------------

  Ronald S. Sloan          Portfolio Manager since     Portfolio Manager for the Fund since 1998.
      Houston              1998                        He is an Investment Officer of AIM Capital.
                                                       He has been associated with AIM and/or
                                                       its subsidiaries since 1998 and has been
                                                       an investment professional since 1971.
                                                       From 1993 to 1998, Mr. Sloan was
                                                       President of Verissimo Research &
                                                       Management, Inc. He was also
                                                       Partner/Executive Vice President of Wood
                                                       Island Associates, Inc./Siebel Capital
                                                       Management, Inc. from 1981 to 1993.

 Paul J. Rasplicka         Portfolio Manager since     Portfolio Manager for the Fund since 1998.
      Houston              1998                        He is Vice President of AIM Capital.  He has
                                                       been associated with AIM and/or its
                                                       subsidiaries since 1998 and has been an
                                                       investment professional since 1982. From
                                                       1994 to 1998, Mr. Rasplicka was Vice
                                                       President and portfolio manager for
                                                       INVESCO Trust Company, an affiliate of
                                                       AIM. He was also Vice President of Chase
                                                       Investment Counsel from 1992 to 1994.

 Robert A. Shelton         Portfolio Manager since     Portfolio Manager for the Fund since 1998.
      Houston              1998                        He is an Investment Officer of AIM Capital.
                                                       He has been associated with AIM and/or
                                                       its subsidiaries since 1995 and has been
                                                       an investment professional since 1991.
                                                       Prior to 1995, he was a financial
                                                       analyst for CS First Boston."